Intangible assets, net - Schedule of intangible assets, net (Detail)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Gross carrying amount
Gross carrying amount		¥ 289,856,609		¥ 276,975,187
Less: accumulated amortization
Accumulated amortization		(148,184,728)		(78,918,346)
Intangible assets, net		141,671,881	$ 21,712,166	198,056,841
License for Online Transmission of Audio/Video Programs [Member]
Gross carrying amount
Gross carrying amount	[1]	7,988,748		7,988,748
Trade Names [Member]
Gross carrying amount
Gross carrying amount		38,606,076		41,276,297
Less: accumulated amortization
Accumulated amortization		(8,525,509)		(4,717,435)
Agency contract rights [Member]
Gross carrying amount
Gross carrying amount	[2]	194,320,755		193,898,260
Less: accumulated amortization
Accumulated amortization		(110,970,198)		(63,433,706)
Platform [Member]
Gross carrying amount
Gross carrying amount		9,462,274		10,116,739
Less: accumulated amortization
Accumulated amortization		(4,338,452)		(2,867,765)
Software [Member]
Gross carrying amount
Gross carrying amount		9,359,079		8,613,202
Less: accumulated amortization
Accumulated amortization		(3,335,165)		(2,745,522)
Others [Member]
Gross carrying amount
Gross carrying amount		30,119,677		15,081,941
Less: accumulated amortization
Accumulated amortization		¥ (21,015,404)		¥ (5,153,918)

[1]	In February 2016, Wuhan Douyu obtained effective control of Wuhan Ouyue, a PRC legal entity from Mr. Shaojie Chen, the Group’s CEO through a series of contractual arrangements. Wuhan Ouyue has no business and holds one asset, License for Online Transmission of Audio/Video Programs. The transaction was deemed as an asset acquisition under ASC 805 and the License for Online Transmission of Audio/Video Programs was recognized based on the consideration paid, which approximate the market value of the asset acquired. The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2021 which remains valid until March 2024, and intends to renew the license indefinitely.
[2]	The agency contract rights, which represent the upfront payment of cooperation cost to top streamers, acquired during the years ended December 31, 2019 and 2020 are RMB111,879,121 and RMB28,301,887, respectively, with weighted average amortization period of 4.5 years and 2 years.